Share-based compensation (Restricted Shares - Narrative) (Details) (Restricted shares [Member], CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended			60 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Share-based compensation [Line Items]
Share-based compensation (benefit)	3,771	7,300	36,371
Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Number of equal installments in which award will vest	2
Maximum [Member]
Share-based compensation [Line Items]
Period from receipt of the notification to deliver a properly signed agreement after which service vested shares held by leaving employee shall automatically lapse and expire	30 days
Duowan BVI [Member] | Non Employee [Member]
Share-based compensation [Line Items]
Granted (in shares)				100,000
Duowan BVI [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)				61,250,677